Business Acquisitions and Goodwill - Acquisition of LATAM Holdings Inc. (Details) - LATAM Holdings Inc $ / shares in Units, $ in Thousands, $ in Thousands		Sep. 27, 2018 CAD ($) shares $ / shares	Jul. 17, 2018 CAD ($)	Jul. 17, 2018 USD ($)
Business Acquisitions
Percentage of voting interest acquired			100.00%	100.00%
Number of shares issued | shares	[1]	15,678,310
Purchase price		$ 273,900	$ 193,000
Short-term liabilities assumed			1,310	$ 1,000
Consideration paid
Number of shares | shares	[1]	15,678,310
Share price | $ / shares	[1]	$ 17.47
Amount	[1]	$ 273,900
Total consideration paid		273,900	$ 193,000
Current assets
Cash and cash equivalents		2,704
Accounts receivable		571
Prepaids and other current assets		106
Inventory		65
Long-term assets
Capital assets		494
Licences, permits & applications		123,956
Goodwill		189,188
Total assets		317,084
Current liabilities
Accounts payable and accrued liabilities		1,986
Income taxes payable		20
Long-term liabilities
Deferred tax liability		29,837
Total liabilities		31,843
Non-controlling interest		11,341
Total net assets acquired		273,900
Net income and comprehensive net income within the prior year for the Company would have been higher, if the acquisition had taken place		4,556
Transaction costs		$ 1,133

[1]	Share price based on the price of the shares on September 27th, 2018.